Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Employee Benefit Plans [Line Items]
Maximum percentage of participant's salary that may be deferred under a deferred compensation plan	25.00%
Maximum percentage of participant's bonus that may be deferred under a deferred compensation plan	50.00%
Employee deferrals, including employer matching contributions			$ 0.2
Liability for deferred compensation	$ 5.1	$ 6.3
Contributions to multiemployer plans and union pension expense	1.9	2.1	1.9
Net periodic pension cost (benefit)	$ 0.2	(0.4)	1.3
Former Chief Financial Officer [Member]
Employee Benefit Plans [Line Items]
Highest number of consecutive years of employment to compute supplemental retirement benefits	5 years
Pension liability recognized in consolidated balance sheets related to supplemental retirement benefits, current	$ 0.3	0.3
Pension liability recognized in consolidated balance sheets related to supplemental retirement benefits	5.1	5.2
Selling, General and Administrative Costs [Member]
Employee Benefit Plans [Line Items]
Expense for defined contribution plans	$ 2.7	$ 3.0	$ 3.2